AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 99.5%
Communication Services - 4.0%
Comcast Corp., Class A	41,144	$1,914,842
GCI Liberty, Inc. Escrow Share*,1,2	108,700	0

Total Communication Services		1,914,842
Consumer Discretionary - 11.2%
Expedia Group, Inc.*	7,147	1,060,115
Genuine Parts Co.	11,249	1,577,447
LKQ Corp.	39,081	1,823,910
Murphy USA, Inc.	2,396	844,638

Total Consumer Discretionary		5,306,110
Consumer Staples - 16.5%
BJ's Wholesale Club Holdings, Inc.*	29,646	1,907,424
The Kroger Co.	44,604	2,058,029
Molson Coors Beverage Co., Class B	25,084	1,549,940
Target Corp.	8,704	1,210,552
Unilever PLC, Sponsored ADR (United Kingdom)	22,877	1,113,881

Total Consumer Staples		7,839,826
Energy - 5.4%
Delek US Holdings, Inc.	53,647	1,450,078
The Williams Cos., Inc.	31,812	1,102,604

Total Energy		2,552,682
Financials - 25.5%
Berkshire Hathaway, Inc., Class B*	9,232	3,542,688
Fairfax Financial Holdings, Ltd. (Canada)	3,317	3,472,899
Global Payments, Inc.	13,645	1,817,923
WEX, Inc.*	10,694	2,185,747
Willis Towers Watson PLC (United Kingdom)	4,454	1,097,020

Total Financials		12,116,277
Health Care - 9.5%
Elevance Health, Inc.	2,775	1,369,296
Laboratory Corp. of America Holdings	6,037	1,342,025
Patterson Cos., Inc.[3]	60,361	1,802,379

Total Health Care		4,513,700
	Shares	Value
Industrials - 9.7%
Air Transport Services Group, Inc.*	58,764	$910,254
Atkore, Inc.*	8,650	1,319,385
Dun & Bradstreet Holdings, Inc.	114,377	1,325,629
United Parcel Service, Inc., Class B	7,445	1,056,446

Total Industrials		4,611,714
Information Technology - 5.1%
Corning, Inc.	37,633	1,222,696
TD SYNNEX Corp.	11,818	1,181,564

Total Information Technology		2,404,260
Materials - 5.5%
CRH PLC (Ireland)	35,968	2,581,064
Utilities - 7.1%
Northwestern Energy Group, Inc.	25,761	1,239,620
PNM Resources, Inc.	33,910	1,228,559
Vistra Corp.	22,241	912,548

Total Utilities		3,380,727

Total Common Stocks (Cost $39,902,812)		47,221,202

	Principal Amount
Short-Term Investments - 0.9%
Repurchase Agreements - 0.9%
Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $428,061 (collateralized by a U.S. Treasury, 1.750%, 01/15/28, totaling $436,562)	$428,000	428,000

Total Short-Term Investments (Cost $428,000)		428,000
Total Investments - 100.4% (Cost $40,330,812)		47,649,202
Other Assets, less Liabilities - (0.4)%		(182,711)
Net Assets - 100.0%		$47,466,491

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At January 31, 2024, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of this security, amounting to $1,784,344 or 3.8% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.

ADR	American Depositary Receipt

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$12,116,277	—	—	$12,116,277
Consumer Staples	7,839,826	—	—	7,839,826
Consumer Discretionary	5,306,110	—	—	5,306,110
Industrials	4,611,714	—	—	4,611,714
Health Care	4,513,700	—	—	4,513,700
Utilities	3,380,727	—	—	3,380,727
Materials	2,581,064	—	—	2,581,064
Energy	2,552,682	—	—	2,552,682
Information Technology	2,404,260	—	—	2,404,260
Communication Services	1,914,842	—	$0	1,914,842
Short-Term Investments
Repurchase Agreements	—	$428,000	—	428,000
Total Investments in Securities	$47,221,202	$428,000	$0	$47,649,202

At January 31, 2024, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended January 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,784,344	—	$1,841,304	$1,841,304
The following table summarizes the securities received as collateral for securities lending at January 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.